Other Disclosures - Sovereign Risk (Details) - Sovereign Risk € in Millions, R$ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jun. 30, 2018 BRL (R$)	Jun. 30, 2018 EUR (€)
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities		€ 11,673		€ 12,654
Off-balance-sheet other than derivatives contingent liabilities and commitments		3,596		11,019
Spain
Disclosure of financial assets [line items]
Risk exposure		62,637		54,043
Off-balance-sheet government debt securities		10,079		10,993
Off-balance-sheet other than derivatives contingent liabilities and commitments		3,010		9,989
Portugal
Disclosure of financial assets [line items]
Risk exposure		8,817		7,862
Off-balance-sheet government debt securities		1,163		1,203
Off-balance-sheet other than derivatives contingent liabilities and commitments		146		572
Italy
Disclosure of financial assets [line items]
Risk exposure		6,108		1,646
Off-balance-sheet government debt securities		431		456
Off-balance-sheet other than derivatives contingent liabilities and commitments		440		458
Ireland
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities				2
Debt instruments | Banco Popular Espanol, S.A.
Disclosure of financial assets [line items]
Risk exposure		19,601	R$ 50	1,841
Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure effect of short positions		(2,012)		(4,518)
Risk exposure		1,906
Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure effect of short positions		(155)		(25)
Risk exposure		3
Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure effect of short positions		(483)		(916)
Loans and advances - Customers
Disclosure of financial assets [line items]
Valuation adjustment	€ 88	31
Loans and advances - Customers | Spain
Disclosure of financial assets [line items]
Risk exposure		16,470		15,910
Loans and advances - Customers | Portugal
Disclosure of financial assets [line items]
Risk exposure		3,309		3,355
Loans and advances - Customers | Italy
Disclosure of financial assets [line items]
Risk exposure		16		18
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure - long positions		6,940		4,899
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure - long positions		208		128
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure - long positions		1,962		213
Financial assets at fair value through other comprehensive income | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure				30,150
Financial assets at fair value through other comprehensive income | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure				4,132
Financial assets at fair value through other comprehensive income | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure				1,892
Financial assets available for sale | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure		37,748
Financial assets available for sale | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure		5,220
Financial assets available for sale | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure		4,613
Financial assets at amortized cost, category | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure				7,602
Financial assets at amortized cost, category | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure				272
Financial assets at amortized cost, category | Debt instruments | Italy
Disclosure of financial assets [line items]
Risk exposure				439
Loans and receivables category | Debt instruments | Spain
Disclosure of financial assets [line items]
Risk exposure		1,585
Loans and receivables category | Debt instruments | Portugal
Disclosure of financial assets [line items]
Risk exposure		232
Hedging derivatives, category | Other Than Credit Default Swaps | Spain
Disclosure of financial assets [line items]
Risk exposure		(21)		413
Hedging derivatives, category | Other Than Credit Default Swaps | Italy
Disclosure of financial assets [line items]
Risk exposure		(5)		(1)
Hedging derivatives, category | Other Than Credit Default Swaps | Ireland
Disclosure of financial assets [line items]
Risk exposure				(1)
Hedging derivatives, category | Credit default swap | Italy
Disclosure of financial assets [line items]
Risk exposure		€ 5		€ 1